Commitments And Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and contingencies [Abstract]
Commitments and contingencies

NOTE 24: COMMITMENTS AND CONTINGENCIES

Legal

Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. (a consolidated subsidiary) of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2022.

On July 22, 2016, the Company guaranteed the compliance of certain obligations related to Edolmix S.A. and Energías Renovables del Sur S.A. (entities wholly owned by the Company) under their respective direct user agreements with the Free Zone of Nueva Palmira, for the amounts of $847 and $519, respectively.

In September 2020, the Company agreed to a settlement regarding a storage and transshipment contract in the grain port terminal for a total amount of $4,140, which will be collected in three equal installments of $1,380 on June 1, 2021, 2022 and 2023. For the year ended December 31, 2020, a gain of $4,102 was recognized under the line “Other operating income” of the Company’s consolidated statement of income. Please refer to Notes 9 and 12.

The Company is subject to legal proceedings, claims and contingencies arising in the ordinary course of business. When such amounts can be estimated and the contingency is probable, management accrues the corresponding liability. While the ultimate outcome of lawsuits or other proceedings against the Company cannot be predicted with certainty, management does not believe the costs, individually or in aggregate of such actions will have a material effect on the Company’s consolidated financial position, results of operations or cash flows.

Other contigencies

On August 16, 2018, there was a fire incident at the iron ore port terminal in Nueva Palmira, Uruguay for which the Company maintains property and loss of earnings insurance coverage for such types of events (subject to applicable deductibles and other customary limitations). As of September 12, 2019, the full amount has been collected in relation to this claim.